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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison Covered Call &Equity Strategy Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Chief Legal Officer and Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of
44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 77.9%
Consumer Discretionary - 12.8%
Amazon.com Inc. * (A)	16,400	$6,102,440
CBS Corp., Class B (A)	70,900	4,298,667
Discovery Communications Inc., Class C *	119,200	3,513,420
Priceline Group Inc./The * (A)	3,600	4,190,940
Starbucks Corp. (A)	48,000	4,545,600

		22,651,067
Consumer Staples - 5.8%
Costco Wholesale Corp. (A)	13,400	2,030,033
Diageo PLC, ADR (A)	36,600	4,046,862
General Mills Inc. (A)	75,500	4,273,300

		10,350,195
Energy - 10.1%
Apache Corp. (A)	59,100	3,565,503
Baker Hughes Inc.	69,500	4,418,810
Cameron International Corp. * (A)	72,500	3,271,200
EOG Resources Inc. (A)	32,000	2,934,080
Occidental Petroleum Corp.	51,000	3,723,000

		17,912,593
Financials - 7.1%
Progressive Corp./The (A)	137,500	3,740,000
State Street Corp. (A)	54,400	4,000,032
T. Rowe Price Group Inc. (A)	61,060	4,944,639

		12,684,671
Health Care - 7.4%
Baxter International Inc. (A)	55,500	3,801,750
Catamaran Corp. * (A)	72,000	4,286,880
Express Scripts Holding Co. * (A)	32,600	2,828,702
Gilead Sciences Inc. * (A)	22,300	2,188,299

		13,105,631
Industrials - 9.0%
Danaher Corp. (A)	53,600	4,550,640
Jacobs Engineering Group Inc. * (A)	88,700	4,005,692
Rockwell Collins Inc. (A)	36,700	3,543,385
United Technologies Corp. (A)	33,800	3,961,360

		16,061,077
Information Technology - 23.1%
Accenture PLC, Class A (A)	33,000	3,091,770
Altera Corp. (A)	95,000	4,076,450
Apple Inc. (A)	29,000	3,608,470
eBay Inc. * (A)	91,500	5,277,720
EMC Corp. (A)	150,300	3,841,668
Google Inc., Class C * (A)	10,600	5,808,800
Linear Technology Corp. (A)	34,000	1,591,200
Microsoft Corp. (A)	131,300	5,338,002
Nuance Communications Inc. * (A)	99,000	1,420,650
Oracle Corp. (A)	61,400	2,649,410

See accompanying Notes to Portfolios of Investments.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

QUALCOMM Inc. (A)		61,500	4,264,410

			40,968,550
Materials - 0.2%
Mosaic Co./The (A)		5,800	267,148

Telecommunication Service - 2.4%
Verizon Communications Inc. (A)		88,500	4,303,755

Total Common Stocks ( Cost $137,787,587 )			138,304,687
INVESTMENT COMPANIES - 9.1%
Powershares QQQ Trust Series 1 (A)		51,300	5,417,280
SPDR Gold Shares *		46,000	5,228,360
SPDR S&P 500 ETF Trust (A)		26,300	5,429,109

Total Investment Companies ( Cost $16,498,062 )			16,074,749
SHORT-TERM INVESTMENTS - 20.1%
State Street Institutional U.S. Government Money Market Fund		35,629,755	35,629,755

Total Short-Term Investments ( Cost $35,629,755 )			35,629,755
		Contracts
PUT OPTIONS PURCHASED - 0.4%
NASDAQ 100 Stock Index, Put, Apr 2015, $4,200		171	347,985
S&P 500 Index, Put, Apr 2015, $2,040		290	439,350

Total Put Options Purchased ( Cost $2,588,570 )			787,335
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Treasury Bill (B) (C), 0.02%, 5/28/15		$15,000,000	14,999,525

Total U.S. Government and Agency Obligations ( Cost $14,999,525 )			14,999,525

TOTAL INVESTMENTS - 115.9% ( Cost $207,503,499 )			205,796,051
NET OTHER ASSETS AND LIABILITIES - (13.0%)			(23,043,793)
TOTAL CALL & PUT OPTIONS WRITTEN - (2.9%)			(5,236,512)

TOTAL NET ASSETS - 100.0%			$177,515,746

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of March 31, 2015, the total amount segregated was $14,999,525.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Accenture PLC, Class A	230	May 2015	$90.00	$95,450
Accenture PLC, Class A	100	May 2015	92.50	23,750
Altera Corp.	300	June 2015	35.00	250,500
Altera Corp.	650	June 2015	36.00	490,750
Amazon.com Inc.	80	April 2015	330.00	339,800
Amazon.com Inc.	84	July 2015	380.00	166,950
Apache Corp.	300	April 2015	70.00	900
Apple Inc.	160	April 2015	115.00	158,400
Apple Inc.	105	May 2015	125.00	53,025
Apple Inc.	25	May 2015	130.00	7,500
Baxter International Inc.	240	May 2015	72.50	6,000
Baxter International Inc.	165	June 2015	70.00	21,532
Cameron International Corp.	250	May 2015	50.00	11,875
Catamaran Corp.	249	April 2015	50.00	237,795
Catamaran Corp.	87	May 2015	50.00	85,695
CBS Corp., Class B	349	June 2015	57.50	176,245
CBS Corp., Class B	360	June 2015	62.50	86,220
Costco Wholesale Corp.	134	April 2015	135.00	224,785
Danaher Corp.	130	May 2015	85.00	30,875
Danaher Corp.	106	June 2015	85.00	31,800
Danaher Corp.	300	June 2015	87.50	54,750
Diageo PLC	200	April 2015	120.00	3,000
Diageo PLC	166	July 2015	120.00	21,995
eBay Inc.	315	April 2015	57.50	38,273
eBay Inc.	300	May 2015	57.50	68,700
eBay Inc.	300	July 2015	57.50	100,500
EMC Corp.	300	April 2015	29.00	300
EMC Corp.	500	July 2015	28.00	18,750
EMC Corp.	203	July 2015	29.00	4,466
EOG Resources Inc.	70	April 2015	100.00	875
EOG Resources Inc.	250	May 2015	95.00	57,625
Express Scripts Holding Co.	130	May 2015	85.00	55,250
Express Scripts Holding Co.	196	June 2015	87.50	71,050
General Mills Inc.	350	July 2015	55.00	104,825
General Mills Inc.	210	July 2015	57.50	36,330
Gilead Sciences Inc.	223	May 2015	105.00	42,259
Google Inc., Class C	40	April 2015	550.00	47,000
Google Inc., Class C	66	May 2015	560.00	83,820
Jacobs Engineering Group Inc.	300	April 2015	42.50	78,000
Jacobs Engineering Group Inc.	300	July 2015	45.00	71,250
Linear Technology Corp.	140	May 2015	47.00	23,450
Linear Technology Corp.	200	May 2015	48.00	24,500
Microsoft Corp.	348	May 2015	43.00	15,312
Microsoft Corp.	247	May 2015	44.00	6,051
Microsoft Corp.	350	June 2015	43.00	21,350
Microsoft Corp.	250	July 2015	43.00	19,625
Mosaic Co./The	58	June 2015	47.50	8,265
Nuance Communications Inc.	496	May 2015	15.00	19,840
Oracle Corp.	200	June 2015	44.00	22,900
Oracle Corp.	294	September 2015	45.00	44,835
Powershares QQQ Trust Series 1	263	June 2015	108.00	51,548
Powershares QQQ Trust Series 1	250	July 2015	108.00	61,875
Priceline Group Inc./The	36	May 2015	1,180.00	142,380
Progressive Corp./The	315	May 2015	26.00	46,463

See accompanying Notes to Portfolios of Investments.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Progressive Corp./The	378	May 2015	27.00	27,405
Progressive Corp./The	48	May 2015	28.00	1,440
QUALCOMM Inc.	150	April 2015	72.50	3,075
QUALCOMM Inc.	45	April 2015	75.00	202
QUALCOMM Inc.	235	June 2015	70.00	57,928
QUALCOMM Inc.	185	June 2015	72.50	27,010
Rockwell Collins Inc.	75	April 2015	85.00	87,750
Rockwell Collins Inc.	292	April 2015	90.00	197,100
SPDR S&P 500 ETF Trust	263	June 2015	210.00	95,206
Starbucks Corp.	265	April 2015	87.50	201,400
Starbucks Corp.	215	May 2015	95.00	62,135
State Street Corp.	145	May 2015	75.00	22,475
State Street Corp.	284	May 2015	77.50	20,732
State Street Corp.	115	August 2015	77.50	24,725
T. Rowe Price Group Inc.	240	April 2015	80.00	44,400
T. Rowe Price Group Inc.	130	April 2015	85.00	1,950
T. Rowe Price Group Inc.	240	July 2015	80.00	86,400
United Technologies Corp.	270	May 2015	115.00	120,825
United Technologies Corp.	68	August 2015	120.00	25,330
Verizon Communications Inc.	435	April 2015	50.00	2,610
Verizon Communications Inc.	450	May 2015	47.00	82,575

Total Call Options Written ( Premiums received $4,136,394 )				$5,159,932

Put Options Written

Apache Corp.	200	April 2015	62.50	55,700
EOG Resources Inc.	150	April 2015	85.00	5,250
Microsoft Corp.	350	April 2015	40.00	13,825
Priceline Group Inc./The	19	April 2015	975.00	1,805

Total Put Options Written ( Premiums received $303,529 )				$76,580

Total Options Written, at Value ( Premiums received $4,439,923 )				$5,236,512

See accompanying Notes to Portfolios of Investments.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Covered Call & Equity Strategy Fund (the "Fund") values securities traded on a national securities exchange at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities, are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.
At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.
2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer, and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference date, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.
There were no transfers between classification levels during the period ended March 31, 2015. As of and during the period ended March 31, 2015, the Fund did not hold securities deemed as a Level 3.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at fair value:

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/15

Assets:[1]
Common Stocks	$138,304,687	$—	$—	$138,304,687
Investment Companies	16,074,749	—	—	16,074,749
Short-Term Investments	35,629,755	—	—	35,629,755
Put Options Purchased	787,335	—	—	787,335
U.S. Government and Agency Obligations	—	14,999,525	—	14,999,525
	$190,796,526	$14,999,525	$—	$205,796,051
Liabilities:
Written Options	$5,236,512	$—	$—	$5,236,512

1 Please see the Portfolio of Investments for a listing of all securities within each category.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are counted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives not accounted for as hedging instruments		Derivatives not accounted for as hedging instruments
Equity contracts – Options purchased	$787,335	Equity contracts – Options written	$5,236,512

3. Federal Income Taxes: Information on the tax components of investments, excluding option contracts, as of March 31, 2015, is as follows:

Cost	$207,503,499
Gross appreciation	7,889,989
Gross depreciation	(9,597,437)
Net depreciation	$(1,707,448)

4. Discussion of Risks: Please see the Fund's prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund's ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund's total assets and may increase the Fund's expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund's portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, have contributed to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund's Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

Cybersecurity Risk. The risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Fund, the Investment Adviser and other service providers, their systems, networks, or devices could potentially be breached. The Fund, its shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Fund.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risk they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

March 31, 2015
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Covered Call & Equity Strategy Fund

By: /s/ Lisa R. Lange

Lisa R. Lange, Chief Compliance Officer

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank

Katherine L. Frank, Principal Executive Officer

Date:  May 27, 2015

By:  /s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: May 27, 2015